INCOME TAX EXPENSE (Details Narrative) - Inland Revenue, Hong Kong [Member]	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	8.25%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%
Income tax rate description	The applicable tax rate for the first HKD2 million of assessable profits is 8.25% and assessable profits above HKD2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.